Guarantees and commitments (Details 6) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012 CHF	Dec. 31, 2011 CHF	Dec. 31, 2012 Irrevocable commitments under documentary credits CHF	Dec. 31, 2011 Irrevocable commitments under documentary credits CHF	Dec. 31, 2012 Loan commitments CHF	Dec. 31, 2011 Loan commitments CHF	Dec. 31, 2012 Forward reverse repurchase agreements CHF	Dec. 31, 2011 Forward reverse repurchase agreements CHF	Dec. 31, 2012 Other commitments CHF	Dec. 31, 2011 Other commitments CHF	Dec. 31, 2012 Bank CHF	Dec. 31, 2011 Bank CHF	Dec. 31, 2012 Bank Irrevocable commitments under documentary credits CHF	Dec. 31, 2011 Bank Irrevocable commitments under documentary credits CHF	Dec. 31, 2012 Bank Loan commitments CHF	Dec. 31, 2011 Bank Loan commitments CHF	Dec. 31, 2012 Bank Forward reverse repurchase agreements CHF	Dec. 31, 2011 Bank Forward reverse repurchase agreements CHF	Dec. 31, 2012 Bank Other commitments CHF	Dec. 31, 2011 Bank Other commitments CHF	Jun. 30, 2012 Banco Credit Suisse (Brasil) S.A. Hedging-Griffo Investimentos S.A. BRL	Jun. 30, 2012 Banco Credit Suisse (Brasil) S.A. Hedging-Griffo Investimentos S.A. CHF	Jan. 11, 2007 Banco Credit Suisse (Brasil) S.A. Hedging-Griffo Investimentos S.A.
Other commitments.
Maturity less than 1 year	222,184	193,687	6,217	5,644	169,462	157,701	45,556	28,885	949	1,457	218,931	190,347	6,210	5,638	166,259	154,394	45,556	28,885	906	1,430
Maturity between 1 to 3 years	24,473	20,396	35	3	23,574	19,988	0	0	864	405	24,472	20,359	35	3	23,574	19,951	0	0	863	405
Maturity between 3 to 5 years	37,868	36,667	6	40	37,690	35,755	0	0	172	872	37,865	36,658	6	40	37,688	35,746	0	0	171	872
Maturity greater than 5 years	6,960	7,990	0	0	6,384	7,116	0	0	576	874	6,959	7,982	0	0	6,384	7,112	0	0	575	870
Total gross amount	291,485	258,740	6,258	5,687	237,110	220,560	45,556	28,885	2,561	3,608	288,227	255,346	6,251	5,681	233,905	217,203	45,556	28,885	2,515	3,577
Total net amount	285,817	253,043	6,061	5,207	231,639	215,343	45,556	28,885	2,561	3,608	282,558	249,649	6,054	5,201	228,433	211,986	45,556	28,885	2,515	3,577
Collateral received	202,366	175,568	3,219	2,372	153,460	144,278	45,556	28,885	131	33	200,522	173,627	3,219	2,371	151,616	142,339	45,556	28,885	131	32
Unused revocable credit limits					139,709	138,051									136,669	134,901
Paid for the interests acquired																					1,248	584
Percentage of interests acquired by the Group																							50.00%
Number of shares acquired in addition to percentage of interest acquired																							1